14. Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment

	12/31/2017				12/31/2016
	Average annual depreciation rate	Cost	Accumulated depreciation	Net amount	Net amount

Flight equipment
Aircraft held under finance leases	5.9%	2,000,866	(649,430)	1,351,436	1,411,932
Sets of replacement parts and spare engines	7.2%	1,345,161	(494,684)	850,477	804,974
Aircraft reconfigurations/overhauling	26.8%	1,807,133	(941,372)	865,761	615,812
Aircraft and safety equipment	20.0%	843	(438)	405	467
Tools	10.0%	36,199	(18,124)	18,075	14,617
		5,190,202	(2,104,048)	3,086,154	2,847,802

Impairment losses (*)	-	(26,076)	-	(26,076)	(30,726)
Total flight equipment		5,164,126	(2,104,048)	3,060,078	2,817,076

Property, plant and equipment in use
Vehicles	20.0%	10,548	(9,100)	1,448	1,660
Machinery and equipment	10.0%	57,834	(37,792)	20,042	22,343
Furniture and fixtures	10.0%	28,148	(16,639)	11,509	10,061
Computers and peripherals	20.0%	39,458	(30,464)	8,994	7,401
Communication equipment	10.0%	2,617	(1,914)	703	823
Facilities	10.0%	1,534	(1,222)	312	332
Maintenance center - Confins	10.0%	107,127	(80,209)	26,918	38,096
Leasehold improvements	18.5%	33,111	(19,571)	13,540	8,248
Construction in progress	-	33,503	-	33,503	31,571
Total property, plant and equipment in use		313,880	(196,911)	116,969	120,535

		5,478,006	(2,300,959)	3,177,047	2,937,611

Advances for property, plant and equipment acquisition	-	18,720	-	18,720	87,399

Total property, plant and equipment		5,496,726	(2,300,959)	3,195,767	3,025,010

(*) Refers to provisions for impairment losses for rotable items, classified under "Sets of replacement parts and spare engines", recorded by the Company in order to present its assets according to the actual capacity for the generation of economic benefits.

Changes in property, plant and equipment balances are as follows:

	Property, plant and equipment under finance lease	Other flight equipment	Advances for property, plant and equipment acquisition	Other	Total
Balances as of December 31, 2015	2,081,973	1,419,596	623,843	131,202	4,256,614
Additions	-	425,218	71,503	27,400	524,121
Disposals	(597,136)	(122,487)	(607,947)	(9,911)	(1,337,481)
Depreciation	(72,905)	(317,183)	-	(28,156)	(418,244)
Balances as of December 31, 2016	1,411,932	1,405,144	87,399	120,535	3,025,010
Additions	-	827,658	263,328	30,511	1,121,497
Disposals	(5,639)	(135,381)	(332,007)	(10,506)	(483,533)
Depreciation	(54,857)	(388,779)	-	(23,571)	(467,207)
Balances as of December 31, 2017	1,351,436	1,708,642	18,720	116,969	3,195,767

During the year ended December 31, 2017, the Company reviewed the useful life of its assets and concluded that the estimates used are in line with its business plan.